STAGECOACH FUNDS, INC.
                      Registration Nos. 33-42927; 811-6419

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Stagecoach Funds, Inc. (the "Company") that the Prospectuses and related Statements of Additional Information describing the Institutional Class shares of the Balanced Fund, Equity Value Fund, Growth Fund, and Small Cap Fund ("Equity Funds"); the Institutional Class shares of the Intermediate Bond Fund, Short-Intermediate U.S. Government Income Fund, and U.S. Government Income Fund ("Income Funds"); the Institutional Class shares of the National Tax-Free Money Market Mutual Fund, Prime Money Market Mutual Fund, and Treasury Money Market Mutual Fund ("Money Market Funds"); Class S shares of the Money Market Mutual Fund; the single class shares of the Money Market Trust; Class A shares of the Prime Money Market Mutual Fund; the Administrative Class shares of the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund; the Service Class shares of the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund; Class E shares of the Treasury Money Market Mutual Fund; the single class shares of the Overland Express Sweep Fund; and the Institutional Class shares of the Arizona Tax-Free Fund, California Tax-Free Bond Fund, California Tax-Free Income Fund, National Tax-Free Fund, and Oregon Tax-Free Fund, ("Tax-Free Income
Funds"), that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 41 to the Company's Registration Statement on Form N-1A, the text of which was filed on January 30, 1998.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 5th day of February, 1998.


Witness:                                     STAGECOACH FUNDS, INC.


By:  /s/ Ann Bonsteel                        By:  /s/ Richard H. Blank, Jr.
Name:    Ann Bonsteel                                 Richard H. Blank, Jr.
Title:   Assistant Secretary                          Chief Operating Officer,
                                                      Secretary and Treasurer